Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep. 13, 2017
Alpha Risk Tactical Rotation Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed; charge upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.53%
Interest on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.85%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.98%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	$ 190
3 Years	rr_ExpenseExampleYear03	1,386
5 Years	rr_ExpenseExampleYear05	2,562
10 Years	rr_ExpenseExampleYear10	5,416
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,386
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,562
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,416
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ncfunds.com/fundpages/857.htm
Annual Return 2013	rr_AnnualReturn2013	(1.02%)
Annual Return 2014	rr_AnnualReturn2014	1.83%
Annual Return 2015	rr_AnnualReturn2015	(3.18%)
Annual Return 2016	rr_AnnualReturn2016	3.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
Past 1 Year	rr_AverageAnnualReturnYear01	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2012
Alpha Risk Tactical Rotation Fund | Institutional Class Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)	[4]
Alpha Risk Tactical Rotation Fund | Institutional Class Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)	[4]
Alpha Risk Tactical Rotation Fund | Institutional Class Shares | S&P Target Risk Moderate Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[4],[5]
Alpha Risk Tactical Rotation Fund | Institutional Class Shares | Barclays Long/Short Equity Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%	[4]
Alpha Risk Tactical Rotation Fund | Institutional Class Shares | Barclays Capital Global Aggregate Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.09%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)	[4],[6]
Alpha Risk Tactical Rotation Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed; charge upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.53%
Interest on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.85%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.98%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.87%
1 Year	rr_ExpenseExampleYear01	$ 390
3 Years	rr_ExpenseExampleYear03	1,663
5 Years	rr_ExpenseExampleYear05	2,987
10 Years	rr_ExpenseExampleYear10	6,086
1 Year	rr_ExpenseExampleNoRedemptionYear01	290
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,663
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,987
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,086
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ncfunds.com/fundpages/858.htm
Past 1 Year	rr_AverageAnnualReturnYear01	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
Alpha Risk Tactical Rotation Fund | Class C Shares | S&P Target Risk Moderate Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[4],[5]
Alpha Risk Tactical Rotation Fund | Class C Shares | Barclays Long/Short Equity Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[4]
Alpha Risk Tactical Rotation Fund | Class C Shares | Barclays Capital Global Aggregate Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.09%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[4],[6]
Alpha Risk Tactical Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Risk Tactical Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Risk Tactical Rotation Fund (the "Fund") seeks to achieve total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 151.88% of the average value of its portfolio. The decrease in portfolio turnover from prior fiscal year was primarily due to a decrease in trading volume of long-term securities in the Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.88%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and and/or Expense Reimbursement" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment advisor, ARS Investment Management, LLC , seeks to achieve the Fund's investment objective of total return by investing in no-load, institutional, mutual , exchange-traded, and/or closed end funds that are registered under the Investment Company Act of 1940 (the " 1940 Act ") ("Portfolio Funds") or by making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers (third party strategists whose advice the Advisor has discretion to implement) or other third-party research providers.

The Fund will utilize sector rotation strategies that attempt to capitalize on changes in business cycle. Business cycle refers to the regular alternation between periods of expansion and contraction that occur in an industry or economy. The investments of the Fund and Portfolio Funds will be comprised of exchange-traded funds ("ETFs") and/ or equity securities (common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants) and fixed income securities (bonds, corporate debt securities, convertible securities, and government securities).

Under normal market circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in dividend paying equity securities or Portfolio Funds that invest in dividend paying equity securities. Effective November 5, 2017, under normal market circumstances , at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in equity securities or Portfolio Funds that invest in equity securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund will utilize sector rotation strategies based on its quantitative asset allocation model that attempt to capitalize on changes in the business cycle. The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any in default, and unrated bonds. The Portfolio Funds in which the Fund invests may have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies. Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor determines the tactical allocation of the Fund's assets based on asset risk and return profiles derived from a combination of fundamental, quantitative and macroeconomic inputs. The Advisor will sell a Portfolio Fund based on the Fund's quantitative asset allocation models or if the Fund's portfolio needs to be rebalanced. The Advisor also may sell a Portfolio Fund if there has been a change in management or unexplained deviation in strategy. Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research. As a result of the Fund's tactical strategy, it may engage in active and frequent trading and have a relatively high level of portfolio turnover compared to other mutual funds. Portfolio turnover will not be a limiting factor in making investment decisions.

The Advisor may use derivative investments to hedge the Fund's and Portfolio Funds' investments in equity securities, based on the Advisor's views of market conditions. These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks. To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss. In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales), including those that derive their value from commodities, currencies, and real estate, and utilize leverage to acquire their underlying investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS FOR THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing . The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund is subject to the following principal risks:

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Funds own, general market and economic conditions, interest rates, and specific industry changes.  The rights of common stockholders are subordinate to all other claims on a company's assets, including debt holders and preferred stockholders. Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

ETF Risk. An investment in an ETF is an investment in another investment company and therefore, the Fund's shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund's own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Advisor to be of comparable quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and ETFs.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

General Market Risk. The net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time. During periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the U.S. Securities and Exchange Commission (the "SEC") in 2016. The Advisor does not have previous experience managing an investment company registered under the 1940 Act, other than this Fund . The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, other than through options, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Management Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund .

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective September 13, 2017, the Fund changed its name from "Alpha Risk Hedged Dividend Equity Fund" to "Alpha Risk Tactical Rotation Fund," and the Fund adopted its current investment strategy and began comparing its performance to the S&P Target Risk Moderate Index. Performance for the periods shown below prior to September 13, 2017 is based on the prior investment strategy utilized by the Fund. The following and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index. The performance information provided below includes performance attributed to a prior investment advisor for the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting:

http://www.ncfunds.com/fundpages/857.htm	Institutional Class Shares
http://www.ncfunds.com/fundpages/858.htm	Class C Shares

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns

Highest and Lowest Returns During This Time Period
Highest return for a quarter	3.39%	Quarter ended December 31, 2016
Lowest return for a quarter	-2.26%	Quarter ended June 30, 2015
Year-to-date return as of most recent quarter	-10.45%	Quarter ended June 30, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

[1]	"Interest and Dividends on Securities Sold Short" reflects interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Advisor. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments.
[2]	" Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and and/or Expense Reimbursement" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.65% of the average daily net assets of the Fund for the Institutional and Class C shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except by termination by the Starboard Investment Trust's (the "Trust") board of trustees. Any fees or expenses waived or reimbursed by the Advisor are subject to repayment by the Fund within three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts waived or reimbursed by the Advisor if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit and the Maximum Operating Expense Limit in place at the time of the initial Agreement.
[4]	The Institutional Class Shares began operating on September 20, 2012 . The Class C Shares began operating on September 26, 2012.
[5]	In prior prospectuses, the Fund compared its performance against the Barclays Long/Short Equity Index. The Advisor believes the S&P Target Risk Moderate Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the Barclays Long/Short Equity Index and, therefore, the S&P Target Risk Moderate Index will replace the Barclays Long/Short Equity Index in future comparisons. The S&P Target Risk Moderate Index is one of four multi-asset class indices that corresponds to a particular risk level in the S&P Dow Jones Indices' Target Risk Index Series. The asset class mix is determined once a year. The index is fully investable, with varying levels of exposure to equities and fixed income through a family of ETFs. Therefore, the Advisor believes that the S&P Target Risk Moderate Index is the most representative broad-based index option compared to the Fund's strategy.
[6]	In prospectuses prior to December 7, 2016, the Fund compared its performance against the Barclays Capital Global Aggregate Index.